Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 02, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	NATIONAL BANCSHARES CORP /OH/
Entity Central Index Key	0000790362
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 26,557,791
Entity Common Stock, Shares Outstanding		2,216,599

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 15,213	$ 12,837
Time deposits with other financial institutions	246	5,697
Securities available for sale	150,175	138,033
Restricted equity securities	3,220	3,219
Loans held for sale	207	0
Loans, net of allowance for loan losses: 2011 - $3,163; 2010 - $2,585	213,952	190,685
Premises and equipment, net	12,173	12,526
Goodwill	4,723	4,723
Identified intangible assets	0	107
Accrued interest receivable	1,404	1,270
Bank owned life insurance	2,649	2,862
Other assets	2,124	2,137
Total assets	406,086	374,096
Deposits
Non-interest bearing	70,810	57,435
Interest bearing	269,854	251,699
Total deposits	340,664	309,134
Repurchase agreements	10,168	7,747
Federal Reserve note account	0	724
Federal Home Loan Bank advances	8,000	15,000
Accrued interest payable	219	312
Accrued expenses and other liabilities	4,290	2,198
Total liabilities	363,341	335,115
Commitments and contingent liabilities
Shareholders' equity
Common stock, no par value; 6,000,000 shares authorized; 2,289,528 shares issued	11,447	11,447
Additional paid-in capital	4,815	4,775
Retained earnings	24,335	22,475
Treasury stock, at cost (76,259 and 83,555 shares)	(1,495)	(1,639)
Accumulated other comprehensive income	3,643	1,923
Total shareholders' equity	42,745	38,981
Total liabilities and shareholder's equity	$ 406,086	$ 374,096

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 3,163	$ 2,585
Common stock, par value
Common stock, shares authorized	6,000,000	6,000,000
Common stock, shares issued	2,289,528	2,289,528
Treasury stock, shares	76,259	83,555

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income
Loans, including fees	$ 10,676	$ 10,536	$ 10,222
Securities:
Taxable	3,019	3,541	5,397
Nontaxable	1,625	1,214	809
Federal funds sold and other	93	210	37
Total interest and dividend income	15,413	15,501	16,465
Interest expense
Deposits	1,750	2,188	3,116
Short-term borrowings	44	47	45
Federal Home Loan Bank advances	256	984	1,076
Total interest expense	2,050	3,219	4,237
Net interest income	13,363	12,282	12,228
Provision for loan losses	600	2,229	1,829
Net interest income after provision for loan losses	12,763	10,053	10,399
Noninterest income
Checking account fees	1,085	1,125	1,070
Visa check card interchange fees	549	442	353
Deposit and miscellaneous service fees	321	338	280
Mortgage banking activities	256	285	310
Loss on sales of other real estate owned	(38)	(24)	(112)
Securities gains, net	214	661	770
Gain on sale of SBA loans	171
Death benefit from life insurance policy	121
Other	353	363	301
Total noninterest income	3,032	3,190	2,972
Noninterest expense
Salaries and employee benefits	6,025	5,550	5,279
Data processing	1,160	1,033	909
Net occupancy	1,480	1,231	1,056
FDIC assessment	362	520	605
Professional and consulting fees	637	685	582
Franchise tax	360	348	327
Maintenance and repairs	237	203	187
Amortization of intangibles	107	90	225
Telephone	242	237	216
Marketing	240	240	233
Director fees	188	193	199
Directors pension expense	181	98	25
Software license and maintenance fees	245	202	189
Postage and supplies	283	295	304
Other	992	922	1,028
Total noninterest expense	12,739	11,847	11,364
Income before income taxes	3,056	1,396	2,007
Income tax expense	444	71	398
Net income	$ 2,612	$ 1,325	$ 1,609
Weighted average common shares outstanding	2,211,508	2,205,973	2,202,457
Basic and diluted earnings per common share	$ 1.18	$ 0.6	$ 0.73

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2008	$ 36,881	$ 11,447	$ 4,718	$ 20,972	$ (1,709)	$ 1,453
Comprehensive income:
Net income	1,609			1,609
Other comprehensive income (loss), net of tax	1,034					1,034
Total comprehensive income	2,643
Cash dividends declared ($.32 per share for the years 2009, 2010 and 2011 respectively)	(705)			(705)
Stock awards issued from Treasury Shares (3,605 and 7,296 shares for the years 2009 and 2011 respectively)	50			(20)	70
Compensation expense under stock-based compensation plans	34		34
Balance at Dec. 31, 2009	38,903	11,447	4,752	21,856	(1,639)	2,487
Comprehensive income:
Net income	1,325			1,325
Other comprehensive income (loss), net of tax	(564)					(564)
Total comprehensive income	761
Cash dividends declared ($.32 per share for the years 2009, 2010 and 2011 respectively)	(706)			(706)
Compensation expense under stock-based compensation plans	23		23
Balance at Dec. 31, 2010	38,981	11,447	4,775	22,475	(1,639)	1,923
Comprehensive income:
Net income	2,612			2,612
Other comprehensive income (loss), net of tax	1,720					1,720
Total comprehensive income	4,332
Cash dividends declared ($.32 per share for the years 2009, 2010 and 2011 respectively)	(706)			(706)
Stock awards issued from Treasury Shares (3,605 and 7,296 shares for the years 2009 and 2011 respectively)	98			(46)	144
Compensation expense under stock-based compensation plans	40		40
Balance at Dec. 31, 2011	$ 42,745	$ 11,447	$ 4,815	$ 24,335	$ (1,495)	$ 3,643

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends declared , per share	$ 0.32	$ 0.32	$ 0.32
Stock awards issued from treasury shares	7,296		3,605
Retained Earnings
Cash dividends declared , per share	$ 0.32	$ 0.32	$ 0.32
Stock awards issued from treasury shares	7,296		3,605
Treasury Stock
Stock awards issued from treasury shares	7,296		3,605

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 2,612	$ 1,325	$ 1,609
Adjustments to reconcile net income to net cash from operating activities
Provision for loan losses	600	2,229	1,829
Deferred income taxes	25	95	(382)
Depreciation, amortization and accretion	2,338	1,876	877
Earnings on Bank owned life insurance	(87)	(91)	(94)
Death benefit from life insurance policy	(121)
Restricted equity securities dividends	(1)	(1)	(1)
Origination of mortgage loans held for sale	(11,313)	(11,889)	(16,751)
Proceeds from sales of mortgage loans held for sale	11,362	12,490	16,745
Gain on sale of loans	(256)	(285)	(310)
Net security gains	(214)	(661)	(770)
Loss on sale/write-down of other real estate owned	38	24	112
Gain from the sale of loans guaranteed by SBA	(171)
Compensation expense under stock-based compensation plans	138	23	84
Change in other assets and liabilities	1,331	(68)	(1,503)
Net cash from operating activities	6,281	5,067	1,445
Cash flows from investing activities
Purchases of time deposits with other financial institutions		(984)	(13,580)
Proceeds from time deposits with other financial institutions	5,451	8,867
Available for sale securities:
Maturities, repayments and calls	37,781	38,526	36,757
Sales	14,980	18,775	23,084
Purchases	(63,364)	(66,312)	(60,353)
Purchases of premises and equipment	(580)	(4,241)	(3,437)
Proceeds from the sale of loans guaranteed by SBA	2,360
Proceeds from sale of other real estate owned	56	113	191
Proceeds from the sale of an impaired loan		930
Purchase of loans		(1,184)	(1,151)
Net change in loans to customers	(26,110)	1,350	(15,118)
Net cash from investing activities	(29,426)	(4,160)	(33,607)
Cash flows from financing activities
Net change in deposits	31,530	17,761	27,731
Net change in short-term borrowings	1,697	(1,249)	(3,565)
Proceeds from Federal Home Loan Bank advances			10,000
Repayments Federal Home Loan Bank advances	(7,000)	(12,000)	(4,000)
Dividends paid	(706)	(706)	(881)
Net cash from financing activities	25,521	3,806	29,285
Net change in cash and cash equivalents	2,376	4,713	(2,877)
Beginning cash and cash equivalents	12,837	8,124	11,001
Ending cash and cash equivalents	15,213	12,837	8,124
Supplemental cash flow information:
Interest paid	2,143	3,315	4,519
Income taxes paid	420	537	400
Supplemental noncash disclosures:
Transfer from loans to other real estate owned	$ 54	$ 91	$ 54

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Principles of Consolidation: The consolidated financial statements include National Bancshares Corporation and its wholly-owned subsidiaries, First National Bank, Orrville, Ohio (Bank) and NBOH Properties, LLC, together referred to as “the Corporation.” NBOH Properties, LLC owns a multi-tenant commercial building in Fairlawn, Ohio. A portion of this building is utilized as our Fairlawn banking office. This activity is not considered material for segment reporting purposes. The Bank has a minority interest in First Kropf Title, LLC, which is immaterial to the consolidated financial statements. Intercompany transactions and balances are eliminated in consolidation.

The Corporation provides financial services through its main and branch offices in Orrville, Ohio, and branch offices in surrounding communities in Wayne, Medina, Stark and Summit counties. Its primary deposit products are checking, savings, and term certificate accounts, and its primary lending products are commercial and residential mortgage, commercial and consumer installment loans. Most loans are secured by specific items of collateral including business assets, consumer assets and real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. Real estate loans are secured by both residential and commercial real estate. Other financial instruments, which potentially represent concentrations of credit risk, include investment securities and deposit accounts in other financial institutions. There are no significant concentrations of loans to any one industry or customer. However, the customer’s ability to repay their loans is dependent on the real estate and general economic conditions of the Corporation’s market area.

Segments: As noted above, the Corporation provides a broad range of financial services to individuals and companies in northern Ohio. While the Corporation’s chief decision makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of the Corporation’s financial service operations are considered by management to be aggregated in one reportable operating segment.

Use of Estimates: To prepare financial statements in conformity with U. S. generally accepted accounting principles, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ. The allowance for loan losses, fair values of financial instruments and carrying value of intangible assets are particularly subject to change.

Cash Flows: Cash and cash equivalents include cash, deposits with other banks with original maturities under 90 days, and federal funds sold. Net cash flows are reported for customer loan and deposit transactions, interest bearing deposits with other banks, repurchase agreements and other short-term borrowings.

Time Deposits with Other Financial Institutions: Interest-bearing deposits in other financial institutions mature within eight months and are carried at cost.

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method.

Management evaluates securities for other than temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: 1) OTTI related to credit loss, which must be recognized in the income statement and 2) other-than-temporary impairment (OTTI) related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis. For equity securities, the entire amount of other-than-temporary impairment is recognized through earnings.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale may be sold with servicing rights retained or released. The carrying value of mortgage loans sold is reduced by the amount allocated to the servicing right for loans sold with servicing retained. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned and deferred income and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income on real estate, real estate construction and commercial loans is discontinued at the time the loan is 90 days delinquent unless the loan is well-secured and in process of collection. Consumer loans are typically charged off no later than 120 days past due. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. Nonaccrual loans and loans past due 90 or more days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. A loan is moved to non-accrual status in accordance with the Corporation’s policy, typically after 90 days of non-payment.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is recorded as a reduction in principal, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Concentration of Credit Risk: Most of the Corporation’s business activity is with customers located within Wayne, Stark, Summit, Holmes and Medina Counties. Therefore, the Corporation’s exposure to credit risk is significantly affected by changes in the economy in these counties.

Purchased Loans: The Corporation purchases individual loans and groups of loans. Purchased loans that show evidence of credit deterioration at the time of purchase are recorded at the amount paid, such that there is no carryover of the seller’s allowance for loan losses. After acquisition, incurred losses are recognized by an increase in the allowance for loan losses.

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance for probable incurred credit losses, increased by the provision for loan losses and decreased by charge-offs less recoveries. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.

The allowance consists of specific and general components. The specific component relates to loans that are individually classified as impaired or loans otherwise classified as substandard or doubtful. The general component covers non-classified loans and is based on historical loss experience adjusted for current factors.

A loan is impaired when, based on current information and events, it is probable that the Corporation will be unable to collect all amounts due according to the contractual terms of the loan agreement. Loans, for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans over $250 thousand or to borrowers whose aggregate total borrowing exceeds $250 thousand, except for first and second mortgage loans on a borrower’s personal residence are individually evaluated for impairment. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral. Large groups of smaller balance homogeneous loans, such as consumer and residential real estate loans, are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures. Troubled debt restructurings are separately identified for impairment disclosures and are measured at the present value of estimated future cash flows using the loan’s effective rate at inception. If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral. For troubled debt restructurings that subsequently default, the Corporation determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Corporation utilizing weighted amounts applied to the twelve quarter moving average to a blended rate of the twelve quarter moving average and the twenty quarter moving average. This approach enhances the time frame over which we evaluate loss experience and emphasizes the most recent loss experience. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment. These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations. The following portfolio segments have been identified: commercial loans, commercial real estate loans, residential real estate loans, home equity loans and consumer loans.

The majority of the Corporation’s loan portfolio is residential real estate, home equity and consumer loans made to individuals in the Corporation’s market area. These loans are largely secured by underlying real estate or consumer collateral. Repayment of these loans is dependent on general economic conditions and unemployment levels in the Corporation’s market area.

Commercial and commercial real estate loans primarily consist of income producing real estate and related business assets. Repayment of these loans depends, to a large degree, on the results of operations, cash flow and management of the related businesses. These loans may be affected to a greater extent by adverse commerce conditions or the economy in general, including today’s economic recession. Accordingly, the nature of these loans makes them more difficult for management to monitor and evaluate.

Servicing Rights: When mortgage loans are sold, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. The Corporation compares the valuation model inputs and results to published industry data in order to validate the model results and assumptions. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans.

At December 31, 2011 and 2010, the servicing assets of the Corporation totaled $47 and $76, respectively, and are included with other assets on the consolidated balance sheets. When mortgage loans are sold with servicing retained, servicing rights are initially recorded at fair value with the income statement effect recorded in gains on sales of loans. Fair value is based on market prices for comparable mortgage servicing contracts, when available or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. All classes of servicing assets are subsequently measured using the amortization method which requires servicing rights to be amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. Servicing assets are evaluated for impairment based upon the fair value of the assets compared to carrying amount. Any impairment is reported as a valuation allowance, to the extent that fair value is less than the capitalized amount for a grouping.

Servicing fee income is recorded when earned for servicing loans based on a contractual percentage of the outstanding principal or a fixed amount per loan. The amortization of mortgage servicing rights is netted against loan servicing fee income. Servicing fees totaled $92, $76 and $75 for the years ended December 31, 2011, 2010 and 2009, respectively. Late fees and ancillary fees related to loan servicing are not material.

Other Real Estate Owned: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Buildings and related components are depreciated using the straight-line method with useful lives ranging from 7 to 39 years. Furniture, fixtures and equipment are depreciated using the straight-line method with useful lives ranging from 3 to 7 years.

Federal Home Loan Bank (FHLB) and Federal Reserve Bank (FRB) Stock: The Bank is a member of the FHLB and FRB systems. FHLB members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. The stocks are carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Bank Owned Life Insurance: The Corporation has purchased life insurance policies on its directors. Life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other amounts due that are probable at settlement.

Goodwill and Other Intangible Assets: Goodwill resulting from business combinations prior to January 1, 2009 represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill resulting from business combinations after January 1, 2009, is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but tested for impairment at least annually. The Corporation has selected September 30 th as the date to perform the annual impairment test. Intangible assets with definite useful lives are amortized over their estimated useful lives to their estimated residual values. Goodwill is the only intangible asset on the Corporation’s balance sheet with an indefinite life.

Other intangible assets consist of core deposit and acquired customer relationship intangible assets arising from whole bank and branch acquisitions. They are initially measured at fair value and then are amortized on an accelerated method over their estimated useful lives, which range from 7 to 10 years.

Long-term Assets: These assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Repurchase Agreements: Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by federal deposit insurance.

Benefit Plans: Retirement plan expense is the amount of discretionary contributions to the Corporation’s 401(k) plan as determined by Board decision. Director retirement plan expense allocates the benefits over the estimated years of service.

Stock-Based Compensation: Compensation cost is recognized for stock options and restricted stock awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Corporation’s common stock at the date of grant is used for restricted stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period, on an accelerated basis.

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Corporation recognizes interest and/or penalties related to income tax matters in income tax expense.

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Corporation, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer-financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Earnings Per Common Share: Earnings per common share is net income divided by the weighted average number of shares outstanding during the period. Diluted earnings per share includes the dilutive effect of additional potential common shares issuable under stock options. 84,500, 89,000 and 53,000 stock options were not considered in computing diluted earnings per common share for 2011, 2010 and 2009 because they were antidilutive.

Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale, which is also recognized as a separate component of equity.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank of $100 was required to meet regulatory reserve and clearing requirements at year-end 2011 and 2010. These balances do not earn interest.

Dividend Restriction: Banking regulations require maintaining certain capital levels and limit the dividends paid by the Bank to the Corporation or by the Corporation to shareholders. Dividends paid by the Bank to the Corporation are the primary source of funds for dividends by the Corporation to its shareholders.

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation. Reclassification had no affect on prior year net income or shareholder’s equity.

Adoption of New Accounting Standards: In April 2011, the FASB amended existing guidance for assisting a creditor in determining whether a restructuring is a troubled debt restructuring. The amendments clarify the guidance for a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. With regard to determining whether a concession has been granted, the ASU clarifies that creditors are precluded from using the effective interest method to determine whether a concession has been granted. In the absence of using the effective interest method, a creditor must now focus on other considerations such as the value of the underlying collateral, evaluation of other collateral or guarantees, the debtor’s ability to access other funds at market rates, interest rate increases and whether the restructuring results in a delay in payment that is insignificant. This guidance is effective for interim and annual reporting periods beginning after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. For purposes of measuring impairment on newly identified troubled debt restructurings, the amendments should be applied prospectively for the first interim or annual period beginning on or after June 15, 2011. The adoption of this guidance has resulted in added disclosure in the consolidated financial statements. See Note 3 – Loans.

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholder’s equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. The amendments in this guidance are effective as of the beginning of a fiscal reporting year, and interim periods within that year, that begins after December 15, 2011. The adoption of this amendment will change the presentation of the components of comprehensive income for the Corporation.

In September 2011, the FASB amended existing guidance relating to goodwill impairment testing. The amendment permits an assessment of qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing these events or circumstances, it is concluded that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The amendments in this guidance are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, financial statements for the most recent annual or interim period have not yet been issued. The Corporation is currently evaluating the impact of this amendment.

Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

The amortized cost, fair value and the related gross unrealized gains and losses of available for sale securities recognized in accumulated other comprehensive income (loss) were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2011
U.S. Treasury and federal agency	$2,430	$16	$—	$2,446
State and municipal	53,841	3,592	(10)	57,423
Mortgage-backed: residential	88,362	2,060	(136)	90,286
Equity securities	23	—	(3)	20

Total debt securities	$144,656	$5,668	$(149)	$150,175

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2010
U.S. Treasury and federal agency	$2,954	$21	$—	$2,975
State and municipal	44,656	833	(484)	45,005
Corporate bond and notes	1,487	29	—	1,516
Mortgage-backed: residential	86,001	2,766	(240)	88,527
Equity securities	23	—	(13)	10

Total debt securities	$135,121	$3,649	$(737)	$138,033

		2011	2010	2009
Sales of available for sale securities were as follows:
Proceeds		$14,980	$18,775	$23,084
Gross gains		216	679	949
Gross losses		(2)	(26)	(179)
Gross gains from calls		—	8	—

The tax provision (benefit) related to these net realized gains and losses was $73, $225 and $262, respectively.

The amortized cost and fair value of securities at year-end 2011 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities and equity securities, are shown separately.

	Amortized Cost	Fair Value
Due in one year or less	$2,748	$2,750
Due from one to five years	6,091	6,312
Due from five to ten years	19,765	21,346
Due after ten years	27,667	29,461
Mortgage-backed: residential	88,362	90,286
Equity securities	23	20

	$144,656	$150,175

Securities pledged at year-end 2011 and 2010 had a fair value of $63,941 and $58,827 and were pledged to secure public deposits and repurchase agreements.

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than the U.S. Government, and its agencies and corporations, in an amount greater than 10% of shareholders’ equity.

All mortgage-backed securities are issued by the United States government or any agency or corporation thereof as of December 31, 2011.

Securities with unrealized losses at year-end 2011 and 2010, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
2011
State and municipal	$366	$(3)	$891	$(7)	$1,257	$(10)
Mortgage-backed: residential	22,639	(136)	—	—	22,639	(136)
Equity	20	(3)	—	—	20	(3)

Total temporarily impaired	$23,025	$(142)	$891	$(7)	$23,916	$(149)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
2010
State and municipal	$18,125	$(484)	$—	$—	$18,125	$(484)
Mortgage-backed: residential	17,067	(240)	—	—	17,067	(240)
Equity securities	—	—	10	(13)	10	(13)

Total temporarily impaired	$35,192	$(724)	$10	$(13)	$35,202	$(737)

Unrealized losses have not been recognized into income because the securities are of high credit quality, management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in market interest rates or normally expected market pricing fluctuations. The fair value of debt securities is expected to recover as the securities approach their maturity date.

National Bancshares Corporation equity securities are comprised of FHLMC preferred stock. An other than temporary impairment charge was taken on this investment in 2008, reducing the cost basis to $23. The fair value of these securities at December 31, 2011 and 2010 was $20 and $10, respectively.

Loans	12 Months Ended
Dec. 31, 2011
Loans/Loan Servicing/Loan Commitments and Other Related Activities [Abstract]
LOANS

NOTE 3 – LOANS

Loans at year end were as follows:

	2011	2010
Real estate:
Commercial and land development	$66,886	$58,047
One-to-four family	56,917	47,204
Home equity	30,086	27,766
Multifamily	17,041	14,397
Real estate construction:
Commercial and land development	4,822	9,942
One-to-four family	683	301
Commercial	33,473	26,158
Consumer:
Auto:
Direct	2,065	2,474
Indirect	4,541	6,401
Other	980	989

	217,494	193,679
Unearned and deferred income	(379)	(409)
Allowance for loan losses	(3,163)	(2,585)

	$213,952	$190,685

The following table presents the activity in the allowance for loan losses by portfolio segment for the year ending December 31, 2011:

	Commercial	Commercial Real Estate	Residential Real Estate	Home Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$460	$1,267	$675	$100	$53	$30	$2,585
Provision for loan losses	303	140	214	(9)	(18)	(30)	600
Loans charged-off	—	—	(28)	(26)	(17)	—	(71)
Recoveries	25	1	—	1	22	—	49

Total ending allowance balance	$788	$1,408	$861	$66	$40	$—	$3,163

Activity in the allowance for loan losses was as follows:

	2011	2010	2009
Beginning balance	$2,585	$2,906	$1,718
Provision for loan losses	600	2,229	1,829
Loans charged-off	(71)	(2,576)	(659)
Recoveries	49	26	18

Ending balance	$3,163	$2,585	$2,906

The recorded investment in loans includes the principal balance outstanding, net of unearned and deferred income and including accrued interest receivable. The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010:

December 31, 2011	Commercial	Commercial Real Estate	Residential Real Estate	Home Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$151	$183	$182	$—	$—	$—	$516
Collectively evaluated for impairment	637	1,225	679	66	40	—	2,647

Total ending allowance balance	$788	$1,408	$861	$66	$40	$—	$3,163

Recorded investment in loans:
Loans individually evaluated for impairment	$597	$2,420	$320	$—	$—	$—	$3,337
Loans collectively evaluated for impairment	32,984	69,290	74,230	30,288	7,698	—	214,490

Total ending loans balance	$33,581	$71,710	$74,550	$30,288	$7,698	$—	$217,827

December 31, 2010	Commercial	Commercial Real Estate	Residential Real Estate	Home Equity	Consumer	Unallocated	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$30	$239	$—	$—	$—	$269
Collectively evaluated for impairment	460	1,237	436	100	53	30	2,316

Total ending allowance balance	$460	$1,267	$675	$100	$53	$30	$2,585

Recorded investment in loans:
Loans individually evaluated for impairment	$662	$2,881	$1,149	$—	$—	$—	$4,692
Loans collectively evaluated for impairment	25,539	65,035	60,609	27,914	10,049	—	189,146

Total ending loans balance	$26,201	$67,916	$61,758	$27,914	$10,049	$—	$193,838

Individually impaired loans were as follows:

2010
Year-end loans with no allocated allowance for loan losses	$3,298
Year-end loans with allocated allowance for loan losses	1,394
Amount of the allowance for loan losses allocated	269

	2010	2009
Average of individually impaired loans during year	$3,888	$2,897

The impact of interest income of impaired loans was not significant to the consolidated statements of income.

The following table presents loans individually evaluated for impairment by class of loans as of, and for the year ended December 31, 2011:

	Unpaid		Allowance for	Average
	Principal	Recorded	Loan Losses	Recorded
December 31, 2011	Balance	Investment	Allocated	Investment
With no related allowance recorded:
Real estate:
Commercial and land development	$406	$406	$—	$426
One-to-four family	46	46	—	49
Real estate construction:
Commercial and land development	1,252	1,252	—	1,923
Commercial	29	29	—	31
With an allowance recorded:
Real estate:
Commercial and land development	762	762	183	902
One-to-four family	274	274	182	283
Multifamily	—	—	—	—
Commercial	568	568	151	509

	$3,337	$3,337	$516	$4,123

For purposes of this disclosure, the unpaid principal balance is not recorded for net charge-offs.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2010:

	Unpaid		Allowance for
	Principal	Recorded	Loan Losses
December 31, 2010	Balance	Investment	Allocated
With no related allowance recorded:
Real estate:
Commercial and land development	$1,258	$1,256	$—
One-to-four family	52	52	—
Real estate construction:
One-to-four family	1,326	1,325	—
Commercial	662	662	—
With an allowance recorded:
Real estate:
Commercial and land development	99	99	10
One-to-four family	1,097	1,097	239
Multifamily	—	—	—
Real estate construction:
Commercial and land development	198	198	20

	$4,692	$4,689	$269

Nonaccrual loans and loans past due 90 or more days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual and loans past due 90 or more days still on accrual by class of loans as of December 31, 2011 and 2010:

			Loans Past Due 90 or
	Nonaccrual		More Days Still Accruing
	2011	2010	2011	2010
Real estate:
Commercial and land development	$1,168	$1,358	$—	$—
One-to-four family	438	448	181	360
Home equity	382	382	—	116
Real estate construction:
Commercial and land development	1,252	1,524	—	—
Commercial	596	661	—	—
Consumer:
Auto:
Indirect	—	—	—	11

	$3,836	$4,373	$181	$487

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 by class of loans:

	30 - 59	60 - 89	90 or More
	Days	Days	Days	Total	Loans Not
	Past Due (1)	Past Due	Past Due (2)	Past Due	Past Due (3)	Total
Real estate:
Commercial and land development	$—	$30	$922	$952	$65,940	$66,892
One-to-four family	245	297	572	1,114	55,754	56,868
Home equity	—	—	382	382	29,906	30,288
Multifamily	—	—	—	—	17,001	17,001
Real estate construction:
Commercial and land development	856	—	396	1,252	3,566	4,818
One-to-four family	—	—	—	—	681	681
Commercial	37	—	597	634	32,947	33,581
Consumer:
Auto:
Direct	1	—	—	1	2,071	2,072
Indirect	17	—	—	17	4,629	4,646
Other	14	—	—	14	966	980

	$1,170	$327	$2,869	$4,366	$213,461	$217,827

(1)	Includes $856 thousand of loans on nonaccrual status.
(2)	All loans are nonaccrual status except for $181 thousand of loans past due 90 or more days still on accrual.
(3)	Includes $292 thousand of loans on nonaccrual status.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2010 by class of loans:

	30 - 59	60 - 89	90 or More
	Days	Days	Days	Total	Loans Not
	Past Due (1)	Past Due (2)	Past Due (3)	Past Due	Past Due (4)	Total
Real estate:
Commercial and land development	$—	$165	$1,076	$1,241	$56,806	$58,047
One-to-four family	769	167	784	1,720	45,484	47,204
Home equity	2	45	498	545	27,221	27,766
Multifamily	—	—	—	—	14,397	14,397
Real estate construction:
Commercial and land development	930	396	198	1,524	8,418	9,942
One-to-four family	—	—	—	—	301	301
Commercial	—	22	661	683	25,475	26,158
Consumer:
Auto:
Direct	22	—	—	22	2,452	2,474
Indirect	52	—	11	63	6,338	6,401
Other	9	—	—	9	980	989

	$1,784	$795	$3,228	$5,807	$187,872	$193,679

(1)	Includes $854 thousand of loans on nonaccrual status.
(2)	Includes $399 thousand of loans on nonaccrual status.
(3)	All loans are nonaccrual status except for $487 thousand of loans past due 90 or more days still on accrual.
(4)	Includes $379 thousand of loans on nonaccrual status.

Troubled Debt Restructuring

As of period ending December 31, 2011, certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

The Corporation has two commercial loans with balances of $1,661 that were individually evaluated for impairment whose loan terms have been modified in troubled debt restructurings as of December 31, 2011. $300 of specific reserve has been allocated for these loans. The nature of the modifications did not impact the stated interest rate or the final maturities. The Corporation has not committed to lend any additional amounts as of December 31, 2011 to customers with outstanding loans that are classified as troubled debt restructurings. There have been no new loans classified as troubled debt restructurings as of December 31, 2011. There were $1,876 of loans whose terms have been modified in troubled debt restructurings as of December 31, 2010. No specific reserve has been allocated for these loans.

Both commercial loans that were modified as troubled debt restructurings experienced payment default within twelve months after modification. A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms. The troubled debt restructuring that subsequently defaulted increased the allowance for loan losses by $300 thousand and resulted in charge offs of $0 during the period ending December 31, 2011.

The terms of certain other loans were modified during the year ending December 31, 2011 that did not meet the definition of a troubled debt restructuring. These loans have a total recorded investment as of December 31, 2011 of $888. The modification of these loans involved either a modification of the terms of a loan or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Corporation’s internal underwriting policy.

Credit Quality Indicators: The Corporation categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends and other information specific to each borrower. The Corporation analyzes loans individually by classifying the loans as to credit risk. This analysis includes non-homogeneous loans, such as commercial, commercial real estate loans, and loans to commercial enterprises secured by one-to-four family residential properties. This analysis is performed on an annual basis or more frequently if management becomes aware of information affecting a borrower’s ability to fulfill its obligation. The Corporation uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current financial condition and paying capacity of the obligor or of the collateral securing the loan. Substandard loans have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt with a distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. As of December 31, 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
Real estate:
Commercial and land development	$61,706	$1,986	$3,200	$—	$66,892
One-to-four family	—	263	1,129	—	1,392
Real estate construction:
Commercial and land development	3,104	196	1,518	—	4,818
Commercial	29,744	2,442	1,395	—	33,581

	$94,554	$4,887	$7,242	$—	$106,683

As of December 31, 2010, the risk category of loans by class of loans is as follows:

		Special
	Pass	Mention	Substandard	Doubtful	Total
Real estate:
Commercial and land development	$53,794	$350	$3,903	$—	$58,047
Real estate construction:
Commercial and land development	6,352	1,788	1,802	—	9,942
Commercial	23,627	507	2,024	—	26,158

	$83,773	$2,645	$7,729	$—	$94,147

The Corporation considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2011:

	Consumer			Residential Real Estate
						One-to-four	Home
	Direct	Indirect	Other	Construction	Multifamily	Family	Equity
Performing	$2,072	$4,646	$980	$681	$17,001	$54,904	$29,906
Nonperforming	—	—	—	—	—	572	382

	$2,072	$4,646	$980	$681	$17,001	$55,476	$30,288

The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2010:

	Consumer			Residential Real Estate
						One-to-four	Home
	Direct	Indirect	Other	Construction	Multifamily	Family	Equity
Performing	$2,474	$6,390	$989	$301	$14,397	$46,420	$27,268
Nonperforming	—	11	—	—	—	784	498

	$2,474	$6,401	$989	$301	$14,397	$47,204	$27,766

Loan Servicing	12 Months Ended
Dec. 31, 2011
Loans/Loan Servicing/Loan Commitments and Other Related Activities [Abstract]
LOAN SERVICING

NOTE 4 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balances of these loans at year-end are as follows:

	2011	2010
Mortgage loan portfolios serviced for:
FHLMC	$16,373	$22,100

There were no custodial escrow balances maintained in connection with serviced loans at year-end 2011 and 2010.

Activity for mortgage servicing rights and the related valuation allowance follows:

	2011	2010	2009
Servicing rights:
Beginning of year	$76	$115	$173
Additions	4	5	2
Amortized to expense	(33)	(44)	(60)

End of year	$47	$76	$115

Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 – PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2011	2010
Land	$1,758	$1,758
Buildings	11,893	11,503
Furniture, fixtures and equipment	5,242	5,332
Construction in progress	—	—

	18,893	18,593
Less: Accumulated depreciation	(6,720)	(6,067)

	$12,173	12,526

Depreciation expense was $932, $748 and $588 in 2011, 2010 and 2009.

Rent expense under operating leases included in occupancy was $21, $37 and $39 for the years ended December 31, 2011, 2010 and 2009. Future lease payments are not material.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

During 2002, the Corporation acquired Peoples Financial Corporation and merged the Corporation’s banking operations into the Bank. Identified intangible assets totaling $1,791 were recognized and have useful lives of 7 to 10 years. Goodwill of $4,723 was realized from this transaction. Identified intangible assets at year-end were as follows:

	2011		2010
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortized intangible assets:
Core deposit intangibles	$1,063	$1,063	$1,063	$956
Branch acquisition intangible	760	760	760	760
Customer relationship intangibles	728	728	728	728

	$2,551	$2,551	$2,551	$2,444

Aggregate amortization expense was $107, $90 and $225 for 2011, 2010 and 2009.

Goodwill impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value, which is determined through a two-step impairment test. Step 1 includes the determination of the carrying value of our single reporting unit, including the existing goodwill and intangible assets, and estimating the fair value of the reporting unit. We determined the fair value of our reporting unit and compared it to its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, we are required to perform a second step to the impairment test.

Our annual impairment analysis as of September 30, 2011, indicated that the Step 2 analysis was not necessary. Step 2 of the goodwill impairment test is performed to measure the impairment loss. Step 2 requires that the implied fair value of the reporting unit goodwill be compared to the carrying amount of that goodwill. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits/Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
DEPOSITS

NOTE 7 – DEPOSITS

	2011	2010
Demand, noninterest-bearing	$70,810	$57,435
Demand, interest-bearing	154,410	133,987
Savings	55,781	49,804
Time, $100,000 and over	15,305	16,089
Time, other	44,358	51,819

	$340,664	$309,134

A summary of time deposits at year-end 2011 by maturity follows:

2012	$30,812
2013	11,230
2014	12,826
2015	4,705
2016	90

$59,663

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Deposits/Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 8 – FEDERAL HOME LOAN BANK ADVANCES

At year-end, advances from the Federal Home Loan Bank were as follows:

	2011	2010
Maturities in 2011, fixed rate at 4.93% to 5.79% at December 31, 2010, convertible to variable if 1-month LIBOR is at or above fixed rate	$—	$3,000
Maturities in 2011, fixed rate at 2.31% to 2.88%	—	4,000
Maturities in 2012, fixed rate at 2.00%	3,000	3,000
Maturities in 2014, fixed rate at 2.86% to 2.88%	5,000	5,000

	$8,000	$15,000

Each advance is payable at its maturity date; advances may be paid prior to maturity subject to a prepayment penalty. As collateral for the advances, the Bank has approximately $52,779 and $41,660 of first mortgage loans available under a blanket lien arrangement at year-end 2011 and 2010.

Required payments over the next four years are:

2012	2.00%	$3,000
2014	2.86% to 2.88%	5,000

Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Repurchase Agreements Disclosure [Abstract]
REPURCHASE AGREEMENTS

NOTE 9 – REPURCHASE AGREEMENTS

Repurchase agreements generally mature within 30 days from the transaction date. Information concerning repurchase agreements is summarized as follows:

	2011	2010	2009
Average balance during the year	$9,071	$8,032	$7,442
Average interest rate during the year	0.15%	0.15%	0.26%
Maximum month-end balance during the year	$11,114	$12,083	$8,965
Weighted average rate at year-end	0.15%	0.15%	0.25%

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
BENEFIT PLANS

NOTE 10 – BENEFIT PLANS

The Corporation has a 401(k) retirement plan that covers substantially all employees. The plan allows employees to contribute up to a predetermined amount, subject to certain limitations. Matching contributions may be made in amounts and at times determined by the Corporation. Total matching discretionary contributions made by the Corporation during 2011, 2010 and 2009 amounted to $54, $57 and $73.

The Corporation has an Employee Stock Purchase Incentive Plan for full-time and most part-time employees. Under the Plan, each employee is entitled to receive a cash payment equal to 20% of the purchase price of Corporation common stock acquired by the employee on the open market, up to a maximum of 100 shares per calendar year. Expenses recognized in 2011, 2010 and 2009 amounted to $1, $2 and $2.

The Corporation has a director retirement and death benefit plan for the benefit of all members of the Board of Directors. The plan is designed to provide an annual retirement benefit to be paid to each director upon retirement from the Board and attaining age 70. The retirement benefit provided to each director is an annual benefit equal to $1 for each year of service on the Board from and after August 24, 1994 until August 2007, when the Board voted to cease further benefits. In addition, each director has the option of deferring any portion of directors’ fees to a maximum of $5 per month until retirement.

Interest credited to participant accounts associated with the deferrals was $8, $8 and $9 in 2011, 2010 and 2009. The deferred directors’ fee liability was $164 at December 31, 2011 and $193 at December 31, 2010. Expense recognized in 2011, 2010 and 2009 for the director retirement and death benefit plan was $172, $79 and $25. The liability related to the plan was $849 at December 31, 2011 and $713 at December 31, 2010.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

The components of deferred taxes were as follows:

	2011	2010
Deferred tax assets:
Bad debts	$915	$719
Deferred compensation	348	308
Deferred loan fees	165	195
FHLMC preferred stock impairment loss	151	151
Nonaccrual loan interest income	112	43
Stock-based compensation	43	26
Real estate owned write-down	38	26
Deferred income	33	37
Accrued bonus	23	14
Charitable contribution carryforward	—	21
AMT credit carryforward	—	17
Other	3	—

Total	$1,831	$1,557

Deferred tax liabilities:
Unrealized security gains, net	$1,876	$991
Depreciation	911	524
Federal Home Loan Bank stock dividends	542	542
Purchase accounting adjustments	66	105
Mortgage servicing rights	26	33
Prepaid expenses	9	24
Partnership income	3	3
Securities accretion	—	27

Total	3,433	2,249

Net deferred tax liability	$(1,602)	$(692)

Federal income tax laws provided that the 2002 acquired entity could claim additional bad debt deductions through 1987, totaling $1.9 million. Accounting standards do not require a deferred tax liability to be recorded on this amount, which liability otherwise would total $646 at December 31, 2011. If the Bank were liquidated or otherwise ceases to be a bank or if tax laws were to change, this amount would be expensed.

The components of income tax expense are as follows:

	2011	2010	2009
Current	$419	$(24)	$780
Deferred	25	95	(382)

	$444	$71	$398

The following is a reconciliation of income tax at the federal statutory rate to the effective rate of tax on the financial statements:

	2011		2010		2009
	Rate	Amount	Rate	Amount	Rate	Amount
Tax at federal statutory rate	34%	$1,039	34%	$475	34%	$682
Tax-exempt income	(17)	(513)	(29)	(399)	(13)	(270)
Other	(2)	(82)	—	(5)	(1)	(14)

Income tax expense	15%	$444	5%	$71	20%	$398

As of December 31, 2011 and December 31, 2010, the Corporation had no unrecognized tax benefits or accrued interest and penalties recorded. The Corporation does not expect the amount of unrecognized tax benefits to significantly increase within the next twelve months. The Corporation records interest and penalties as a component of income tax expense.

The Corporation and its subsidiaries are subject to U.S. federal income tax as well as income tax in the state of Ohio for National Bancshares. The Bank is subject to tax in Ohio based upon its net worth. The Corporation is no longer subject to examination by state taxing authorities for years prior to 2008.

Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 12 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates during 2011 were as follows:

Beginning balance	$2,421
Effect of changes in composition of related parties	200
New loans	2
Repayments	(475)

Ending balance	$2,148

Unused commitments to these related parties totaled $1,729 and $1,798 at year-end 2011 and 2010. Related party deposits totaled $3,697 and $3,955 at year-end 2011 and 2010.

The Corporation has minority ownership in a title agency affiliated with a Director resulting in fee income to the Corporation of $4, $35 and $32 for 2011, 2010 and 2009, respectively.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 13 – STOCK-BASED COMPENSATION

The Corporation’s 2008 Equity Incentive Plan (“the Plan”), which is shareholder-approved, permits the grant of stock options or restricted stock awards, to its officers, employees, consultants and non-employee directors for up to 223,448 shares of common stock.

Stock Option Awards

Option awards are granted with an exercise price equal to the market price of the Corporation’s common stock at the date of grant; those option awards have vesting periods determined by the Corporation’s compensation committee and have terms that shall not exceed 10 years.

On May 20, 2008, the Corporation granted options to purchase 58,000 shares of stock to directors and certain key officers, 43,000 of which remained outstanding at December 31, 2011. The exercise price of the options is $18.03 per share. The options vest in five equal installments over a five-year period and have a term of 10 years. None of these options have been exercised as of December 31, 2011.

On October 19, 2010, the Corporation granted options to purchase 43,000 shares of stock to directors and certain key officers, of which 41,500 remained outstanding at December 31, 2011. The exercise price of the options is $13.22 per share. The options vest in five equal installments over a five-year period and have a term of 10 years. None of these options have been exercised as of December 31, 2011.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of the Corporation’s common stock. The Corporation has estimated the option exercise and post-vesting termination behavior and expected term of options granted due to the lack of historical data. The expected term of options granted represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferrable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted and the assumptions used for grants in 2011, 2010 and 2009 were as follows:

	2011	2010	2009
Fair value of options granted	$—	$2.53	$—
Risk-free interest rate	—	1.49%	—
Expected term (years)	—	6.5	—
Expected stock price volatility	—	24.67%	—
Dividend yield	—	2.42%	—

A summary of the activity in the stock option plan for 2011 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	89,000	$15.71
Granted	—	—
Exercised	—	—
Forfeited or expired	(4,500)	16.43

Outstanding at end of year	84,500	$15.70	7.6	$—

Fully expected to vest	50,400	$14.86	8.0	$—
Exercisable at end of year	34,100	$16.86	7.0	$—

The total compensation cost that has been charged against income for the plan was $40, $23 and $34 for 2011, 2010 and 2009. The total income tax benefit was $14, $8 and $12 for 2011, 2010 and 2009. There was $60, $117 and $38 of total unrecognized compensation cost related to nonvested stock options granted under the Plan as of December 31, 2011, 2010 and 2009. The cost is expected to be recognized over a weighted-average period of 3.5 years.

Restricted Stock Awards

On December 23, 2009, the Corporation issued restricted stock awards for 3,605 shares of the Corporation’s common stock to certain officers. The awards vested immediately and the compensation expense related to the awards of $50 was recorded in 2009. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.

On January 3, 2011, the Corporation granted restricted stock awards for 3,744 shares of the Corporation’s common stock to certain directors in lieu of cash payment of fees. The awards vested immediately and the compensation expense related to the awards of $50 was recorded in 2010. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.

On July 1, 2011, the Corporation granted restricted stock awards for 3,552 shares of the Corporation’s common stock to certain directors in lieu of cash payment of fees. The awards vested immediately and the compensation expense related to the awards of $48 was recorded in 2011. The fair value of the stock was determined using closing market price of the Corporation’s common stock on the date of the grant.

Regulatory Capital Matters	12 Months Ended
Dec. 31, 2011
Deposits/Federal Home Loan Bank Advances/Regulatory Capital Matters [Abstract]
REGULATORY CAPITAL MATTERS

NOTE 14 – REGULATORY CAPITAL MATTERS

Banks are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. Management believes as of December 31, 2011, the Bank meets all capital adequacy requirements to which it is subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2011 and 2010, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

Actual and required capital amounts and ratios for the Bank are presented below at year-end.

	Actual		Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital to risk weighted assets	$34,367	13.85%	$19,847	8.00%	$24,809	10.00%
Tier 1 capital to risk weighted assets	31,256	12.60%	9,923	4.00%	14,885	6.00%
Tier 1 capital to average assets	31,256	7.78%	16,069	4.00%	20,086	5.00%

2010
Total capital to risk weighted assets	$31,032	13.59%	$18,267	8.00%	$22,834	10.00%
Tier 1 capital to risk weighted assets	28,447	12.46%	9,134	4.00%	13,701	6.00%
Tier 1 capital to average assets	28,447	7.46%	15,261	4.00%	19,077	5.00%

Dividend Restrictions—The Corporation’s principal source of funds for dividend payments is dividends received from the Bank. Banking regulations limit the amount of dividends that may be paid without prior approval of regulatory agencies. Under these regulations, the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years, subject to the capital requirements described above. The Bank could, without prior approval, pay dividends to the holding Corporation of approximately $5,685 as of December 31, 2011.

Loan Commitments and Other Related Activities	12 Months Ended
Dec. 31, 2011
Loans/Loan Servicing/Loan Commitments and Other Related Activities [Abstract]
LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

NOTE 15 – LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of financial instruments with off-balance-sheet risk at year-end were as follows:

	2011	2010
Commitments to make loans	$3,376	$1,658
Unused lines of credit	46,862	56,448
Overdraft protection	11,664	10,837
Letters of credit	266	398

Of the above unused instruments at December 31, 2011, approximately $2,256 pertains to fixed-rate commitments, variable-rate commitments account for approximately $48,248 and $11,664 are related to automatic overdraft protection for checking accounts. At year-end 2010, approximately $602 of total commitments were fixed-rate, approximately $57,902 were variable rate and $10,837 were related to automatic overdraft protection for checking accounts. Rates on fixed-rate unused lines of credit ranged from 5.00% to 6.75% at December 31, 2011 and 3.38% to 21.90% at December 31, 2010.

Fair value	12 Months Ended
Dec. 31, 2011
Fair value [Abstract]
FAIR VALUE

NOTE 16 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Corporation used the following methods and significant assumptions to estimate fair value:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality. During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

Interest Rate Swaps: The fair values of interest rate swaps are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: The fair value of impaired loans with specific allocations of the allowance for loan losses is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Other Real Estate Owned: Certain commercial and residential real estate properties classified as other real estate owned (OREO) are measured at fair value, less costs to sell. Fair values are based on recent real estate appraisals. These appraisals may use a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Loans Held for Sale: Loans held for sale are carried at the lower of cost or fair value, as determined by outstanding commitments, from third party investors.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements At December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities:
U.S. Government and federal agency	$—	$2,446	$—
State and municipal	—	53,937	3,486
Corporate bonds and notes	—	—	—
Mortgage-backed securities—residential	—	90,270	16
Equity securities	20	—	—
Interest rate swaps	—	46	—

	Fair Value Measurements At December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest rate swaps	$—	$46	$—

	Fair Value Measurements At December 31, 2010 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities:
U.S. Government and federal agency	$—	$2,975	$—
State and municipal	—	44,705	300
Corporate bonds and notes	—	1,516	—
Mortgage-backed securities—residential	—	88,507	20
Equity securities	10	—	—
Interest rate swaps	—	47	—

	Fair Value Measurements At December 31, 2010 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest rate swaps	$—	$47	$—

The following table presents the activity in security pricing using significant unobservable inputs (Level 3) during 2011:

2011
Beginning Balance	$320
State and Municipal:
Purchases	2,588
Transfers from Level 2 to Level 3	898
Transfers from Level 3 to Level 2	(300)
Mortgage-backed securities:
Principal repayments	(4)

Ending balance	$3,502

Assets and Liabilities Measured on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements At December 31, 2011 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial	$—	$—	$417
Commercial and land development	—	—	974
One-to-four family	—	—	92
Other real estate owned	—	—	18
Loan servicing rights	—	—	47

	Fair Value Measurements At December 31, 2010 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans
Commercial	$—	$—	$1,769
Commercial and land development	—	—	1,202
One-to-four family	—	—	145
Other real estate owned	—	—	58
Loan servicing rights	—	—	76

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal amount of $1,999, with a valuation allowance of $516 at December 31, 2011, resulting in an additional provision for loan loss of $247 for the year ended December 31, 2011.

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal amount of $3,385, with a valuation allowance of $269 at December 31, 2010, resulting in an additional provision for loan loss of $1,790 for the year ended December 31, 2010.

Other real estate owned measured at fair value less costs to sell, had a net carrying amount of $18, which is made up of the outstanding balance of $131, net of a valuation allowance of $113 at December 31, 2011. The property was written-down $38 in 2011 and $75 in 2009.

Other real estate owned measured at fair value less costs to sell, had a net carrying amount of $58, which is made up of the outstanding balance of $133, net of a valuation allowance of $75 at December 31, 2010. The write-down of $75 occurred during the year end December 31, 2009. There were no write-downs of other real estate owned for the year ended December 31, 2010.

Carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Cash and cash equivalents	$15,634	$15,634	$12,837	$12,837
Time deposits with other financial Institutions	246	246	5,697	5,697
Securities available for sale	150,175	150,175	138,033	138,033
Restricted equity securities	3,220	na	3,219	na
Loans, net	213,952	215,490	190,685	192,372
Accrued interest receivable	1,404	1,404	1,270	1,270
Interest rate swaps	46	46	47	47

Financial liabilities
Deposits	340,664	341,356	309,134	309,908
Short-term borrowings	10,168	10,168	8,471	8,471
Federal Home Loan Bank advances	8,000	8,299	15,000	15,337
Accrued interest payable	219	219	312	312
Interest rate swaps	46	46	47	47

The methods and assumptions used to estimate fair value are described as follows:

Carrying amount is the estimated fair value for cash and cash equivalents, time deposits with other financial institutions, interest bearing deposits, accrued interest receivable and payable, demand deposits, short-term debt, and variable rate loans or deposits that reprice frequently and fully. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk. Fair value of debt is based on current rates for similar financing. It was not practicable to determine the fair value of restricted equity securities due to restrictions placed on its transferability. The fair value of off-balance-sheet items is not considered material.

Derivatives	12 Months Ended
Dec. 31, 2011
Derivatives [Abstract]
DERIVATIVES

NOTE 17 – DERIVATIVES

The Corporation utilizes interest-rate swap agreements as part of its asset liability management strategy to help manage its interest rate risk position, not for speculation. The notional amount of the interest-rate swaps does not represent amounts exchanged by the parties. The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest-rate swap agreements.

The Corporation implemented a program in 2009 whereby it lends to its borrowers at a fixed rate with the loan agreement containing a two-way yield maintenance provision. The program has one participant as of December 31, 2011. If the borrower prepays the loan, the yield maintenance provision will result in a prepayment penalty or benefit depending on the interest rate environment at the time of the prepayment. This provision represents an embedded derivative which is required to be bifurcated from the host loan contract. As a result of bifurcating the embedded derivative, the Corporation records the transaction with the borrower as a floating rate loan and a pay floating / receive fixed interest-rate swap. To offset the risk of the interest-rate swap with the borrower, the Corporation enters into an interest-rate swap with an outside counterparty that mirrors the terms of the interest-rate swap between the Corporation and the borrower. Both interest-rate swaps are carried as freestanding derivatives with their changes in fair value reported in current earnings. The interest-rate swaps are not designated as hedges. The change in the fair value of the interest-rate swap between the Corporation and its borrower was a decrease of $1 for the year ended December 31, 2011, which was offset by an equal increase in value during the year ended December 31, 2011 on the interest-rate swap with an outside counterparty, with the result that there was no net impact on income in 2011.

Summary information about the interest-rate swaps not designated as hedges between the Corporation and its borrower is as follows:

	2011	2010
Notional amount	$1,423	$1,485
Weighted average receive rate	5.33%	5.33%
Weighted average pay rate	3.31%	3.34%
Weighted average maturity (years)	2.0	3.0
Fair value of interest-rate swap	$46	$47

Summary information about the interest-rate swaps between the Corporation and outside parties is as follows:

	2011	2010
Notional amount	$1,423	$1,485
Weighted average pay rate	5.33%	5.33%
Weighted average receive rate	3.31%	3.34%
Weighted average maturity (years)	2.0	3.0
Fair value of interest-rate swap	$(46)	$(47)

The fair value of the interest-rate swaps at year-end is reflected in other assets and other liabilities with a corresponding offset to noninterest income.

Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 18 – OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income components and related tax effects were as follows:

	2011	2010	2009
Unrealized holding gains (losses) on available for sale securities	$2,821	$(195)	$2,337
Reclassification adjustment for losses (gains) later recognized in income	(214)	(661)	(770)

Net unrealized gains (losses)	2,607	(856)	1,567
Tax effect	(887)	292	(533)

Other comprehensive income (loss)	$1,720	$(564)	$1,034

Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 19 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial statements for National Bancshares Corporation (parent only) are as follows:

CONDENSED BALANCE SHEETS

	December 31,
	2011	2010
ASSETS
Cash and cash equivalents	$520	$1,314
Investment in Bank subsidiary	39,645	35,239
Investment in real estate subsidiary	2,466	2,342
Securities available for sale	20	10
Other assets	271	253

Total assets	$42,922	$39,158

LIABILITIES AND SHAREHOLDERS’ EQUITY
Dividends payable	$177	$177
Shareholders’ equity	42,745	38,981

Total liabilities and shareholders’ equity	$42,922	$39,158

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years ended December 31,
	2011	2010	2009
INCOME
Dividends from Bank subsidiary	$—	$—	$—

Total Income	—	—	—

EXPENSES
Miscellaneous expense	(60)	(48)	(59)

Income (loss) before income tax benefit and undistributed subsidiary income	(60)	(48)	(59)
Income tax benefit	21	16	20
Undistributed equity in net income of Bank subsidiary	2,652	1,385	1,648
Undistributed equity in net loss of real estate subsidiary	(1)	(28)	—

Net income	$2,612	$1,325	$1,609

Comprehensive income	$4,332	$761	$2,643

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2011	2010	2009
Cash flows from operating activities
Net income	$2,612	$1,325	$1,609
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of Bank subsidiary	(2,652)	(1,385)	(1,648)
Equity in undistributed net loss of real estate subsidiary	1	28	—
Change in other assets and liabilities	76	(16)	31

Net cash from operating activities	37	(48)	(8)
Cash flows from investing activities
Investment in real estate subsidiary	(125)	(2,370)	—

Net cash from investing activities	(125)	(2,370)	—

Cash flows from financing activities
Dividends paid	(706)	(706)	(881)

Net cash from financing activities	(706)	(706)	(881)

Net change in cash	(794)	(3,124)	(889)
Beginning cash and cash equivalents	1,314	4,438	5,327

Ending cash and cash equivalents	$520	$1,314	$4,438